UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549


Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment[  ] Amendment Number:
This Amendment Check only one:[ ]is a restatement [ ]adds new holdings entries. Institutional Investment Manager Filing this Report:
Name: ACK Asset Management LLC
Address: 2 Overhill Road, Suite 400, Scarsdale, NY 10583
Form 13F File Number: 28-14060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Kenneth F. Cooper
Title:  Chief Financial Officer
Phone:  914 220-8340

Signature	    Place 	    Date of Signing:
Kenneth  F. Cooper  Scarsdale, NY   November 12, 2012

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:
38

Form 13F Information Table Value Total:

145,673
(thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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COL 1				COL 2	COL 3	 	COL 4 	             COL 5		COL 6	COL 7	COL 8
														Vot Auth
Name of Issuer			Title	CUSIP	 	Value 	 SHRS/PRN AMT 	SH/PRN	P/CA	Invest	O Mgr	SOLE 	SHARED NONE
							(X1,000)				Discre

ATLAS AIR WORLDWIDE HOLDINGS	COM	049164205	 2,582 	 50,000 	SH		SOLE		 50,000
ASCENT CAPITAL GROUP INC	CL A	043632108	 5,406 	 100,100 	SH		SOLE		 100,100
AMERICAN AXLE & MFG HOLDINGS	COM	024061103	 1,465 	 130,000 	SH		SOLE		 130,000
BALCHEM CORP			COM	057665200	 1,089 	 29,639 	SH		SOLE		 29,639
BLACK DIAMOND INC		COM	09202G101	 6,629 	 755,900 	SH		SOLE		 755,900
CASCADE CORP			COM	147195101	 1,697 	 31,000 	SH		SOLE		 31,000
CENTRAL GARDEN AND PET		CL A	153527205	 1,691 	 140,000 	SH		SOLE		 140,000
CAPITAL SENIOR LIVING CORP	COM	140475104	 5,808 	 401,402 	SH		SOLE		 401,402
CAVCO INDUSTRIES INC		COM	149568107	 1,843 	 40,162 	SH		SOLE		 40,162
EMCOR GROUP INC			COM	29084Q100	 1,595 	 55,900 	SH		SOLE		 55,900
EMERITUS CORP			COM	291005106	 7,987 	 381,400 	SH		SOLE		 381,400
FLOW INTL CORP			COM	343468104	 4,869 	 1,315,900 	SH		SOLE		 1,315,900
GORDMANS STORES INC		COM	38269P100	 1,666 	 90,300 	SH		SOLE		 90,300
GENESEE & WYOMING INC		CL A	371559105	 3,343 	 50,000 	SH		SOLE		 50,000
HUNT (JB) TRANSPRT SVCS INC	COM	445658107	 1,561 	 30,000 	SH		SOLE		 30,000
KIRBY CORP			COM	497266106	 9,961 	 180,200 	SH		SOLE		 180,200
KRISPY KREME DOUGHNUTS INC	COM	501014104	 4,362 	 550,000 	SH		SOLE		 550,000
KENNEDY-WILSON HOLDINGS INC	COM	489398107	 6,207 	 444,300 	SH		SOLE		 444,300
LIBBEY INC			COM	529898108	 10,568  669,700 	SH		SOLE		 669,700
MEASUREMENT SPECIALTIES INC	COM	583421102	 7,912 	 239,900 	SH		SOLE		 239,900
MERCURY COMPUTER SYSTEMS INC	COM	589378108	 3,701 	 348,476 	SH		SOLE		 348,476
MANITOWOC COMPANY INC		COM	563571108	 1,534 	 115,000 	SH		SOLE		 115,000
ORION MARINE GROUP INC		COM	68628V308	 7,794 	 1,049,000 	SH		SOLE		 1,049,000
POWELL INDUSTRIES INC		COM	739128106	 7,301 	 188,800 	SH		SOLE		 188,800
PRIMORIS SERVICES CORP		COM	74164F103	 1,630 	 124,886 	SH		SOLE		 124,886
QUALITY DISTRIBUTION INC	COM	74756M102	 3,496 	 377,900 	SH		SOLE		 377,900
ROGERS CORP			COM	775133101	 12,770  301,472 	SH		SOLE		 301,472
RUDOLPH TECHNOLOGIES INC	COM	781270103	 1,733 	 165,000 	SH		SOLE		 165,000
S&W SEED CO			COM	785135104	 2,529 	 415,900 	SH		SOLE		 415,900
SCHIFF NUTRITION INTERNATION	COM	806693107	 305 	 12,600 	SH		SOLE		 12,600
US SILICA HOLDINGS INC		COM	90346E103	 2,983 	 220,000 	SH		SOLE		 220,000
STEIN MART INC			COM	858375108	 1,730 	 202,800 	SH		SOLE		 202,800
STONERIDGE INC			COM	86183P102	 331 	 66,548 	SH		SOLE		 66,548
TITAN MACHINERY INC		COM	88830R101	 2,434 	 120,000 	SH		SOLE		 120,000
UMH PROPERTIES INC		COM	903002103	 4,061 	 339,300 	SH		SOLE		 339,300
WERNER ENTERPRISES INC		COM	950755108	 1,602 	 75,000 	SH		SOLE		 75,000
SEARS HOMETOWN AND OUTLE-RTS	COM	812350114	 748 	 275,000 		CALL	SOLE
ISHARES RUSSELL 11/17/2012 84.00COM	990FDXYY6	 750 	 3,000 			PUT	SOLE
38			 				145,673








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